Equity	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Disclosure of share capital, reserves and other equity interest [text block]
5.1 EQUITY
5.1.1 Changes in equity
There follows a breakdown of the main equity impacts during 2025 and 2024:

	Attributed to shareholders	Attributed to non-controlling interest	Total equity

Equity at 01.01.2024	3,766	2,113	5,879
Consolidated profit/(loss) for the year	3,239	251	3,490
Impact on hedge reserves	125	4	129
Currency translation differences	33	106	139
Income and expenses recognized directly in equity	158	110	268
Amounts transferred to the income statement	(15)	—	(15)
TOTAL RECOGNIZED INCOME AND EXPENSES	3,382	361	3,743
Cash dividend	(130)	—	(130)
Other dividends	—	(446)	(446)
Treasury share purchases	(701)	—	(701)
CASH DIVIDEND AND TREASURY SHARE PURCHASES	(831)	(446)	(1,277)
Share capital increases/reductions	—	22	22
Share-based remuneration scheme	13	—	13
Other treasury share repurchases	(272)	—	(272)
Other movements	17	(5)	12
OTHER TRANSACTIONS	(242)	17	(225)
Equity at 12.31.2024	6,075	2,045	8,120
Consolidated profit/(loss) for the year	888	262	1,150
Impact on hedge reserves	(75)	(7)	(82)
Currency translation differences	(434)	(186)	(620)
Income and expenses recognized directly in equity	(509)	(193)	(702)
Amounts transferred to the income statement	93	—	93
TOTAL RECOGNIZED INCOME AND EXPENSES	472	69	541
Cash dividend	(156)	—	(156)
Other dividends	—	(368)	(368)
Treasury share purchases	(501)	—	(501)
CASH DIVIDEND AND TREASURY SHARE PURCHASES	(657)	(368)	(1,025)
Share capital increases/reductions	—	6	6
Share-based remuneration scheme	15	—	15
Other treasury share repurchases	—	—	—
Other movements	3	5	8
OTHER TRANSACTIONS	18	11	29
Equity at 12.31.2025	5,908	1,757	7,665
There follows a description of the main movements in shareholders’ funds in 2025 and 2024, which resulted in a decrease of EUR -167 million in 2025 and an increase of EUR 2,309 million in 2024 in equity attributable to shareholders. The decrease for 2025 is essentially due to income and expenses recognized directly in equity and shareholder distributions, partially offset by the net profit for the year.
Consolidated profit/(loss) for 2025 and 2024 attributed to the parent company reached EUR 888 million and EUR 3,239 million, respectively.
Income and expense recognized directly in equity relate to:
•Hedging instruments: recognition of changes in the value of the effective portion of derivatives designated as hedges, as detailed in Note 5.5, with an impact of EUR -75 million in 2025, of which EUR -88 million related to fully-consolidated companies, EUR 18 million to equity-accounted companies and EUR -5 million to companies held for sale, as compared to EUR 125 million in 2024, of which EUR 104 million related to fully-consolidated companies, EUR 21 million to equity-accounted companies and EUR 0 million to companies held for sale.
•Currency translation differences: in 2025, the currencies to which Ferrovial was most exposed in terms of equity (mainly the Indian rupee, Canadian dollar and US dollar), as detailed in Note 5.4.b, gave rise to currency translation differences of EUR -434 million attributed to the parent company, relating primarily to the depreciation of the Indian Rupee (EUR -159 million), derived from the investments in IRB Infrastructure Developers Limited (IRB) and IRB Infrastructure Trust (Private InvIT) described in Note 3.5., and also due to the depreciation of the US dollar (EUR -188 million) and Canadian dollar (EUR -84 million). In 2024, the currencies to which Ferrovial was most exposed in terms of equity (mainly the Canadian dollar, US dollar and Indian rupee), gave rise to currency translation differences of EUR 33 million attributed to the parent company, relating primarily to the US dollar (EUR 33 million), Canadian dollar (EUR -12 million) and Indian rupee (EUR 18 million). These translation differences are presented net of the effect of foreign exchange hedging instruments contracted by the Group to offset this impact (Note 5.5), fundamentally related to the US and Canadian dollars. The depreciation of these currencies has impacted the evolution of the Group’s main assets and liabilities during the year (Note 5.4).
Amounts transferred from other comprehensive income to the income statement:
At December 31, 2025
This impact reflects the reclassification from other comprehensive income to results of the amounts accumulated in equity (EUR 93 million), mainly related to currency translation differences (EUR 83 million) due the divestment of the mining services business in Chile (EUR 20 million), the dissolution of some non-euro companies (EUR 63 million), out of which EUR 25 million correspond to the holding company that hold the stake in
AGS, netting the divestment impact executed in January 2025, and derivatives hedging divestment transactions (EUR 3 million) also related to the divestment of the stake in AGS as described in Note 1.1.4.
At December 31, 2024
This impact reflects the reclassification from other comprehensive income to results of the amounts accumulated in equity (EUR -15 million), related to currency translation differences (EUR 55 million) and derivatives hedging divestment transactions (EUR -84 million), highlighting the 19.75% HAH divestment, in addition to other divestments described in Note 1.1.4 (5% stake in IRB Infrastructure Developers, 24.78% stake in Grupo Serveo, S.L. and some equity-accounted availability highway asset sales).
Cash dividend and treasury share purchases:
Ferrovial uses a flexible shareholder distribution scheme (scrip dividend), in which the shareholders may freely choose to receive new shares or an amount in cash. During 2025, two scrip dividends were approved and executed. Finally, a divided paid in cash was approved in December, following the same approach used in 2024.
Cash dividend
•First scrip dividend: On May 13, 2025 Ferrovial SE announced an interim scrip dividend payable in cash or shares at the choice of the shareholder, against Ferrovial's reserves. On May 21, 2025, Ferrovial announced that the cash dividend amounted to EUR 0.3182 per share. On June 23, 2025, Ferrovial announced the ratio of this interim scrip dividend, which was one new Ferrovial share for every 140.8733 existing Ferrovial shares. 82.48% of the outstanding Ferrovial shares received the dividend in the form of new Ferrovial shares and 4,195,421 new shares were issued. The dividend paid in cash in relation to this first script dividend was EUR 40 million.
•Second scrip dividend: On October 15, 2025, Ferrovial SE announced an interim scrip dividend payable in cash or shares at the choice of the shareholder, against Ferrovial's reserves. On October 23, 2025, Ferrovial announced that the cash dividend amounted to EUR 0.4769 per Ferrovial share. On November 20, 2025, Ferrovial announced the ratio of this interim scrip dividend, which was one new Ferrovial share for every 114.8368 existing Ferrovial shares. 82.12% of the outstanding Ferrovial shares received the dividend in the form of Ferrovial shares and for this second scrip dividend, 5,128,453 outstanding treasury shares were delivered to the shareholders. The dividend paid in cash in relation to this second scrip dividend was EUR 61 million.
•Finally, a dividend in cash was approved and paid on December 22, 2025, reaching EUR 55 million.
As a result of these three transactions described above, the total dividend paid in cash during 2025 reached EUR 156 million (EUR 130 million in 2024).
Treasury share purchases
In 2025, 11,006,460 of treasury shares were acquired, for an amount of EUR 501 million (EUR 972 million in 2024).
Share-based remuneration schemes:
The impact of our remuneration schemes recognized in the Company's equity was EUR 15 million in 2025 (with a counterparty impact through income statement of EUR -14 million (Note 6.6.).
5.1.2 Equity components
There follows an explanation of each equity item reflected in the consolidated statement of changes in equity:
a) Share capital
At December 31, 2025, fully subscribed and paid in share capital stood at EUR 7,337,554 (EUR 7,295,600 in 2024), corresponding to Ferrovial SE as the Group's parent holding company (see Consolidated Statement of Changes in Equity). Share capital consists of 733,755,372 ordinary shares (729,559,951 ordinary shares in 2024) in a single class with a par value of one euro cent each (EUR 0.01). Movements during the year, broken down in the following table, relate to the new Ferrovial shares issued mentioned in the preceding section.

SHARES	NUMBER	PAR VALUE
Opening balance 01.01.2025	729,559,951	7,295,600
Scrip dividend	4,195,421	41,954
Share capital reduction	—	—
CLOSING SHARES 12.31.2025	733,755,372	7,337,554

SHARES	NUMBER	PAR VALUE
Opening balance 01.01.2024	740,688,365	7,406,884
Scrip dividend	12,122,194	121,222
Share capital reduction	(23,250,608)	(232,506)
CLOSING SHARES 12.31.2024	729,559,951	7,295,600
At December 31, 2025, the companies with an ownership interest of over 10% were Rijn Capital S.A.R.L., which held 21.53% of the shares and is controlled by the Chairman of the Company's Board of Directors, Rafael del Pino y Calvo Sotelo and TCI Fund Management Ltd., which held 10.03% of the shares. At December 31, 2024, the only company with an ownership interest of over 10% was Rijn Capital S.A.R.L., which held 21.31% of the shares.
At December 31, 2025, the parent company's shares were traded on the Euronext in Amsterdam, a regulated market of Euronext Amsterdam N.V. (the “Dutch Stock Exchange”), the Nasdaq in the United States and the Spanish Stock Exchanges. They all carried the same voting and dividend rights.
b) Share premium
At December 31, 2025, the share premium reached EUR 4,316 million (EUR 4,316 million at December 31, 2024), as no adjustments were accounted for against this heading. This share premium is classed as unrestricted reserves.
c) Treasury shares
Movements during 2025 and 2024 were as follows:

TRANSACTION PERFORMED/OBJECTIVE	NUMBER OF SHARES PURCHASED	NUMBER OF SHARES APPLIED TO PURPOSE	TOTAL NUMBER OF SHARES
Balance at 12.31.2024			7,753,399
Share capital reduction	—	—	—
Remuneration schemes	—	(502,215)	(502,215)
Treasury shares purchased / applied to purpose	11,006,460	(5,128,453)	5,878,007
Balance at 12.31.2025	11,006,460	(5,630,668)	13,129,191

TRANSACTION PERFORMED/OBJECTIVE	NUMBER OF SHARES PURCHASED	NUMBER OF SHARES APPLIED TO PURPOSE	TOTAL NUMBER OF SHARES
Balance at 12.31.2023			4,759,310
Share capital reduction	19,586,744	(23,250,608)	(3,663,864)
Remuneration schemes	—	(511,587)	(511,587)
Treasury shares purchased / applied to purpose	7,169,540	—	7,169,540
Balance at 12.31.2024	26,756,284	(23,762,195)	7,753,399
As commented in the previous section, over the course of 2025, 11,006,460 treasury shares were acquired at an average price of EUR 45.55 per share with a total cash outflow of EUR 501 million (26,756,284 treasury shares at an average price of EUR 36.34 per share totaling EUR 972 million in 2024). These shares relate to three repurchase programs.
As disclosed in the Group's consolidated financial statements for the year ended December 31, 2024, on August 23, 2024 Ferrovial SE announced a share repurchase program in accordance with the authorization granted by the Company's General Shareholder's Meeting held on April 11, 2024. The purpose was to repurchase Ferrovial shares in the context of different corporate actions (such as, for instance, employee share incentives, placement of shares in the market, or redemption of the repurchased shares). The program was authorized for a maximum of up to 30 million shares and a maximum investment of EUR 300 million, and for the period from August 26, 2024 to February 28, 2025 (both inclusive). On December 13, 2024, Ferrovial SE announced the extension and increase of this repurchase program, extending its duration to May 30, 2025 (inclusive) and increasing its maximum investment by EUR 300 million, bringing the total maximum investment up to EUR 600 million. During 2025, 6,300,460 shares were acquired giving rise to a total disbursement of EUR 266 million. On 2 June 2025, Ferrovial SE announced the termination of this buy-back program.
On March 14, 2025, Ferrovial SE announced a new share buy-back program, aiming to reduce share capital to offset the capital increase as a result of this program. The program was authorized for a maximum of up to 15 million shares and a maximum investment of EUR 500 million, and for a period starting the next trading day following the end of the buy-back program (announced to the market on August 23, 2024) to May 29, 2025 (both inclusive). On December 12, 2025, Ferrovial SE announced the termination of this buyback program. During 2025 4,200,000 shares were acquired, giving rise to a total disbursement of EUR 207 million.
On December 12, 2025, Ferrovial SE also announced a new repurchase program. The purpose was to repurchase Ferrovial shares in the context of actions related to future projects consistent with the strategic objectives Ferrovial intends to pursue, for industrial projects, or other transactions or corporate actions involving the assignment or disposal of treasury shares. The program has been authorized for a maximum of up to 15 million shares and a maximum investment of EUR 800 million, and for the period from December 15, 2025 to October 15, 2026 (both dates inclusive). During 2025, 506,000 shares were acquired giving rise to a total disbursement of EUR 28 million.
The market value of the treasury shares held by Ferrovial at December 31, 2025 (13,129,191 shares) was EUR 727 million (EUR 315 million in 2024).
d) Measurement adjustment reserves
Measurement Adjustment Reserves refer to the cumulative impact at consolidated level of Other Comprehensive Income (OCI) items and valuation adjustments other than OCI.
The cumulative impact of Other Comprehensive Income reached EUR -950 million at December 2025, comprising adjustments to currency translation differences accumulated in reserves net of the effect of foreign currency hedging instruments contracted by the Group to offset this effect (EUR -661 million), adjustments due to hedging instruments different from the foreign currency hedging instruments described (EUR 166 million) and the impact of pension plans of Group companies already divested (EUR -455 million), as Ferrovial decided, in accordance with IAS 19.122, not to transfer those amounts within equity.
e) Retained earnings and other reserves
This heading includes retained earnings and other reserves totaling EUR 2,785 million in 2025 (EUR 2,536 million in 2024).
Adjustments relating to share-based remuneration schemes and the impact of the subordinated perpetual bond coupons and associated costs are also recognized under this heading.
5.1.3 Proposed distribution of 2025 profit/(loss)
The Company posted a profit for 2025 of EUR 894 million in its separate financial statements.
The Board of Directors proposes to the Company’s Annual General Meeting the following distribution of Ferrovial's stand-alone profit/(loss), at December 31, 2025:

Million EUR	2025
Profit/(loss) of Ferrovial SE. (individual company)	894
The Board of Directors proposes to appropriate the profit for the year 2025 in full to (million euros):
Other reserves	894
5.1.4 Non-Group companies with significant ownership interests in subsidiaries.
At December 31, 2025 and 2024, non-controlling interests in the share capital of the most significant fully-consolidated Group companies were as follows:
At December 31, 2025:

FERROVIAL GROUP SUBSIDIARY	NON-GROUP %	NON-GROUP SHAREHOLDER
HIGHWAYS
Autopista Terrassa-Manresa, S.A.	23.72%	Acesa (Autopista Concesionaria Española, S.A.)
LBJ Infrastructure Group Holding LLC	28.33%-17.07%	LBJ Blocker (APG)- Meridiam Infr. S.a.r.l. (MI LBJ)
NTE Mobility Partners Holding LLC	37.03%	Meridiam Infrastrucuture S.a.r.l.
NTE Mobility Partners SEG 3 Holding LLC	28.84%-17.49%	NTE Segments 3 Blocker, Inc. (APG) - Meridiam Infraestructure NTE 3A/3B LLC
I-77 Mobility Partners, LLC	24.58%-3.18%	John Laing I-77 Holco Corp./Aberdeen Infr. Invest.
I-66 Mobility Partners, LLC	29.75%-14.55%	Meridiam Infrastrucuture S.a.r.l. - I-66 Blocker (APG)
CONSTRUCTION
Budimex S.A.	9.8%-6.3%-33.8%	AVIVA OFE Aviva BZ WBK-Nationale Nederlanden OFE-Traded
AIRPORTS
Dalaman	40.00%	YDA Group
The financial highlights of the most significant Group companies in which there are non-controlling interests are as follows:

2025	ASSETS	LIABILITIES	SHAREHOLDERS' FUNDS	NET PROFIT/(LOSS)
(Millon euro)
Autopista Terrassa-Manresa, S.A.	565	145	420	29
LBJ Infrastructure Group Holding LLC	1,931	2,204	(274)	37
NTE Mobility Partners Holding LLC	1,886	1,910	(25)	98
NTE Mobility Partners SEG 3 Holding LLC	1,861	1,687	174	72
I-77 Mobility Partners, LLC	621	613	8	26
I-66 Mobility Partners, LLC	5,447	2,398	3,050	9
Budimex	1,952	1,580	372	90
Dalaman	659	383	276	(7)
The main movements under “Equity attributable to non-controlling interests” in 2025 were as follows:

Company (Million euro)	Balance at 12.31.2024	Profit/(loss)	Derivatives	Currency translation differences	Dividends	Share capital increase	Other movements	Balance at 12.31.2025
Autopista Terrassa-Manresa, S.A.	103	9	—	—	(12)	—	—	100
LBJ Infrastructure Group Holding LLC	(120)	31	—	15	(49)	—	(1)	(124)
NTE Mobility Partners Holding LLC	4	58	—	—	(71)	—	—	(9)
NTE Mobility Partners Segments 3 LLC	126	62	(6)	(14)	(88)	—	1	81
I-77 Mobility Partners, LLC	5	10	—	—	(13)	—	—	2
I-66 Mobility Partners, LLC	1,595	7	—	(186)	(57)	—	(1)	1,358
FAM Construction LLC (I-66)	14	—	—	(2)	—	6	—	18
Budimex	196	91	—	3	(77)	(1)	1	213
Dalaman	109	(5)	—	—	—	—	—	104
Others	13	(1)	(1)	(2)	(1)	1	5	14
TOTAL	2,045	262	(7)	(186)	(368)	6	5	1,757
The heading “Share capital increase” reflects the impact of the increase in funds attributable to non-controlling interests of FAM Construction LLC amounting to EUR 6 million.
At December 31, 2024:

FERROVIAL GROUP SUBSIDIARY	NON-GROUP %	NON-GROUP SHAREHOLDER
HIGHWAYS
Autopista Terrassa-Manresa, S.A.	23.72%	Acesa (Autopista Concesionaria Española, S.A.)
LBJ Infrastructure Group Holding LLC	28.33%-17.07%	LBJ Blocker (APG)- Meridiam Infr. S.a.r.l. (MI LBJ)
NTE Mobility Partners Holding LLC	37.03%	Meridiam Infrastrucuture S.a.r.l.
NTE Mobility Partners SEG 3 Holding LLC	28.84%-17.49%	NTE Segments 3 Blocker, Inc. (APG) - Meridiam Infraestructure NTE 3A/3B LLC
I-77 Mobility Partners, LLC	24.58%-3.18%	John Laing I-77 Holco Corp./Aberdeen Infr. Invest.
I-66 Mobility Partners, LLC	29.75%-14.55%	Meridiam Infrastrucuture S.a.r.l. - I-66 Blocker (APG)
CONSTRUCTION
Budimex S.A.	9.8%-6.3%-33.8%	AVIVA OFE Aviva BZ WBK-Nationale Nederlanden OFE-Traded
AIRPORTS
Dalaman	40.00%	YDA Group
The main financial statement aggregates of the most significant Group companies in which other shareholders own interests are as follows:

2024	ASSETS	LIABILITIES	SHAREHOLDERS' FUNDS	NET PROFIT/(LOSS)
(Millon euro)
Autopista Terrassa-Manresa, S.A.	573	138	436	25
LBJ Infrastructure Group Holding LLC	2,197	2,462	(265)	33
NTE Mobility Partners Holding LLC	2,128	2,117	11	101
NTE Mobility Partners SEG 3 Holding LLC	2,129	1,857	272	70
I-77 Mobility Partners, LLC	708	688	20	23
I-66 Mobility Partners, LLC	6,276	2,676	3,600	(4)
Budimex	1,907	1,565	342	74
Dalaman	717	428	289	35
The main movements under “Equity attributable to non-controlling interests” in 2024 were as follows:

Company (Million euro)	Balance at 12.31.2023	Profit/(loss)	Derivatives	Currency translation differences	Dividends	Share capital increase	Other movements	Balance at 12.31.2024
Autopista Terrassa-Manresa, S.A.	93	8	2	—	—	—	—	103
LBJ Infrastructure Group Holding LLC	(96)	28	—	(7)	(45)	—	—	(120)
NTE Mobility Partners Holding LLC	5	59	—	—	(61)	—	1	4
NTE Mobility Partners Segments 3 LLC	131	60	2	8	(75)	—	—	126
I-77 Mobility Partners, LLC	74	9	—	2	(79)	—	(1)	5
I-66 Mobility Partners, LLC	1,571	(3)	—	101	(70)	—	(4)	1,595
FAM Construction LLC (I-66)	—	(9)	—	2	—	22	(1)	14
Budimex	234	77	—	—	(111)	—	(4)	196
Dalaman	86	24	(1)	—	—	—	—	109
Others	15	(2)	1	—	(5)	—	4	13
TOTAL	2,113	251	4	106	(446)	22	(5)	2,045